Revenue (Details Narrative) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Revenues	$ 7,498	$ 9,587	$ 7,143
Expected breakage recognized		715
Revenue recognized	15	845
Single customer [member]
IfrsStatementLineItems [Line Items]
Revenues	$ 6,302	$ 7,593	$ 6,337